Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Property, plant and equipment

14.         Property, plant and equipment

		Pipelines,
	Plant and	networks and	Work in
	equipment	lines	progress(1)	Buildings	Lands	Other	Total
Cost
Balance as of December 31, 2019	47,995,471	36,370,647	6,259,654	8,157,945	4,054,538	2,660,232	105,498,487
Additions/capitalizations (1)	1,625,316	1,179,602	1,573,469	390,731	18,705	244,494	5,032,317
Increase in abandonment costs (Note 23)	181,318	15,035	—	3,885	—	3,126	203,364
Capitalized financial interests (2)	42,052	31,511	38,756	14,965	753	8,324	136,361
Exchange differences capitalized	1,338	1,002	1,233	476	24	265	4,338
Disposals	(491,677)	(84,184)	(79,077)	(16,390)	(10,155)	(85,785)	(767,268)
Effect of control loss in subsidiaries (3)	(298,570)	(592,885)	(775)	(266,526)	(60,341)	(144,189)	(1,363,286)
Adjustment on fair value for business combination (Note 12)	547,965	44,538	—	54,413	—	73,754	720,670
Foreign currency translation	1,336,351	478,103	19,804	59,107	73,181	29,876	1,996,422
Transfers (4)	149,217	(301,675)	(298,836)	13,863	36,121	(97,636)	(498,946)
Balance as of December 31, 2020	51,088,781	37,141,694	7,514,228	8,412,469	4,112,826	2,692,461	110,962,459

Accumulated depreciation and impairment losses
Balance as of December 31, 2019	(19,035,642)	(16,635,110)	(1,114,366)	(3,456,254)	(80,682)	(961,611)	(41,283,665)
Depreciation expense	(2,296,176)	(1,634,545)	—	(341,052)	—	(113,207)	(4,384,980)
Reversal (loss) of an impairment (Note 18)	(368,754)	329,743	(327,751)	(18,074)	8,799	(8,601)	(384,638)
Disposals	443,259	75,150	3,492	14,279	11	82,310	618,501
Effect of control loss in subsidiaries (3)	266,825	403,095	262	221,708	30,669	108,081	1,030,640
Foreign currency translation	(306,506)	(155,927)	959	(13,707)	3,403	(9,738)	(481,516)
Transfers/reclassifications	40,125	59,570	413,948	(35,624)	(40,748)	(5,734)	431,537
Balance as of December 31, 2020	(21,256,869)	(17,558,024)	(1,023,456)	(3,628,724)	(78,548)	(908,500)	(44,454,121)

Net balance as of December 31, 2019	28,959,829	19,735,537	5,145,288	4,701,691	3,973,856	1,698,621	64,214,822
Net balance as of December 31, 2020	29,831,912	19,583,670	6,490,772	4,783,745	4,034,278	1,783,961	66,508,338
(1)	Includes capitalizations for the acquisition of Guajira association by Hocol for a value of COP$361,426 (See Note 12).
(2)	Financial interests are capitalized based on the weighted average rate of borrowing costs. See Note 20 - Loans and borrowings.
(3)	See effects of control loss in subsidiaries in Note 28.

		Pipelines,
	Plant and	networks and	Work in
	equipment	lines	Progress(1)	Buildings	Lands	Other	Total
Cost
Balance as of December 31, 2018	46,474,369	34,349,283	4,624,703	7,852,278	3,984,576	2,845,802	100,131,011
Additions / capitalizations	804,570	765,994	2,097,378	243,039	20,098	81,580	4,012,659
Increase by business combinations	123,436	1,118,178	44,876	9,062	22,924	20,471	1,338,947
Increase in abandonment costs	148,764	102,402	—	1,248	—	4,337	256,751
Capitalized financial interests (2)	77,627	32,630	12,831	15,800	1,033	2,389	142,310
Exchange differences capitalized	4,208	1,769	696	857	56	130	7,716
Disposals	(500,876)	(165,936)	(78,399)	(24,050)	(354)	(71,309)	(840,924)
Foreign currency translation	244,666	84,357	2,691	10,757	12,869	6,369	361,709
Transfers	618,707	81,970	(445,122)	48,954	13,336	(229,537)	88,308
Balance as of December 31, 2019	47,995,471	36,370,647	6,259,654	8,157,945	4,054,538	2,660,232	105,498,487
Accumulated depreciation and impairment losses
Balance as of December 31, 2018	(17,985,416)	(14,777,790)	(497,441)	(3,122,523)	(34,302)	(913,556)	(37,331,028)
Depreciation expense	(2,001,116)	(1,634,783)	—	(326,512)	—	(122,153)	(4,084,564)
Reversal (loss) of an impairment (Note 18)	519,835	(113,860)	(626,878)	(87,338)	(35,533)	(29,349)	(373,123)
Disposals	481,384	116,769	—	17,807	—	91,541	707,501
Foreign currency translation	(103,365)	(36,341)	—	(3,656)	—	(3,323)	(146,685)
Transfers/reclassifications	53,036	(189,105)	9,953	65,968	(10,847)	15,229	(55,766)
Balance as of December 31, 2019	(19,035,642)	(16,635,110)	(1,114,366)	(3,456,254)	(80,682)	(961,611)	(41,283,665)

Net balance as of December 31, 2018	28,488,953	19,571,493	4,127,262	4,729,755	3,950,274	1,932,246	62,799,983
Net balance as of December 31, 2019	28,959,829	19,735,537	5,145,288	4,701,691	3,973,856	1,698,621	64,214,822
(1)

The balance of work in progress as of December 31, 2019 include mainly: Modernization of the Barranca and Cartagena refineries, Castilla facilities and works in the Colombian Petroleum Institute (ICP, by its acronym in Spanish).

(2)	Financial interests are capitalized based on the weighted average rate of borrowing costs. See Note 20 - Loans and borrowings.